Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Administrative Expenses
Administrative expenses are analysed as follows:

	2019	2018	2017
Labour costs	19,060	20,023	19,364
Consultancies	4,761	4,076	4,089
Non deductibles and indirect taxes	2,261	2,022	2,331
Travel expenses	2,226	2,712	3,210
Depreciation and amortization	1,585	1,301	1,668
Directors and auditors—fees	831	801	734
Mail & Phone	622	675	745
Printing & Stationery	381	457	500
Cars costs	236	487	507
Electronic data processing	12	96	118
Government grants related to PPE	(163)	—	—
Other	2,214	2,694	2,839

Total	34,026	35,344	36,105